Deferred tax assets and liabilities - Recognized Deferred Tax Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	₺ 9,899,090	₺ 9,731,151
Offsetting	(7,361,212)	(8,101,477)
Net deferred tax assets	2,537,878	1,629,674
Deferred tax liabilities	(12,610,957)	(11,402,212)
Offsetting	7,361,212	8,101,477
Net deferred tax liabilities	(5,249,745)	(3,300,735)
Net deferred tax assets/(liabilities)	(2,711,867)	(1,671,061)	₺ (9,036,191)
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	845,181	1,952,945
Deferred tax liabilities	(10,807,405)	(10,229,249)
Net deferred tax assets/(liabilities)	(9,962,224)	(8,276,304)
Derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38,637	56,026
Deferred tax liabilities	(448,951)	(891,094)
Net deferred tax assets/(liabilities)	(410,314)	(835,068)
Reserve for defined benefit plan and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,194,978	2,041,197
Deferred tax liabilities	(569)	(42,375)
Net deferred tax assets/(liabilities)	2,194,409	1,998,822
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,058,535	2,364,929
Net deferred tax assets/(liabilities)	1,058,535	2,364,929
Tax allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,111,083	834,428
Net deferred tax assets/(liabilities)	2,111,083	834,428
Other assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,650,676	2,481,626
Deferred tax liabilities	(1,354,032)	(239,494)
Net deferred tax assets/(liabilities)	₺ 2,296,644	₺ 2,242,132